Note 18 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Note 18 - Earnings Per Share
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the year ended December 31,
	2022	2023	2024
	Basic EPS	Basic EPS	Basic EPS
Net income	$554,692	$381,019	$316,334
Less: Net loss attributable to non-controlling interest in subsidiaries	263	4,730	3,585
Net income attributable to Costamare Inc.	554,955	385,749	319,919
Less: paid and accrued earnings allocated to Preferred Stock	(31,068)	(31,068)	(23,796)
Less: deemed dividend in redemption of Series E Preferred Stock	-	-	(5,446)
Net income available to common stockholders	$523,887	$354,681	$290,677
Weighted average number of common shares, basic and diluted	122,964,358	120,299,172	119,299,405
Earnings per common share, basic and diluted	$4.26	$2.95	$2.44